Vanguard Global Equity Fund
Supplement Dated September 7, 2021, to the Prospectus and Summary Prospectus Dated January 31, 2021
Important Changes to Vanguard Global Equity Fund
Effective immediately, Helen Xiong has been added as a co-portfolio manager for the portion of the Vanguard Global Equity Fund (the Fund) managed by Baillie Gifford Overseas Ltd. (Baillie Gifford), joining Spencer Adair and Malcolm MacColl as co-portfolio managers for the Ballie Gifford portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the Fund Summary section:
Helen Xiong, Investment Manager of Global Alpha Strategy at Baillie Gifford and Partner of Baillie Gifford & Co. She has co-managed a portion of the Fund since 2021.
Prospectus Text Changes
The following is added under the heading “Investment Advisors” in the More on the Fund section:
Helen Xiong, Investment Manager of Global Alpha Strategy at Baillie Gifford and Partner of Baillie Gifford & Co. She has been with Baillie Gifford since 2008, has managed investment portfolios since 2014, and has co-managed a portion of the Fund since 2021. Education: M.Phil., University of Cambridge; B.S., University of Warwick.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 129A 092021

Vanguard Horizon Funds

Supplement Dated September 7, 2021, to the Statement of Additional Information Dated January 31, 2021
Important Changes to Vanguard Global Equity Fund
Effective immediately, Helen Xiong has been added as a co-portfolio manager for the portion of the Vanguard Global Equity Fund (the Fund) managed by Baillie Gifford Overseas Ltd. (Baillie Gifford), joining Spencer Adair and Malcolm MacColl as co-portfolio managers for the Ballie Gifford portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table are added under the sub-heading “1. Other Accounts Managed” on page B-41:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Helen Xiong[1]	Registered investment companies[2]	2	$10.5B	1	$9.1B
	Other pooled investment vehicles	14	$18.6B	2	$273M
	Other accounts	61	$50.3B	6	$14.9B
1 Ms. Xiong began co-managing the Fund on September 7, 2021.
2 Information provided as of July 31, 2021, and includes Vanguard Global Equity Fund, which held assets of $9.1 billion as of July 31, 2021.

Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-41:

As of July 31, 2021, Ms. Xiong did not own any shares of Vanguard Global Equity Fund.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 069D 092021